JPMorgan Global Select Equity ETF
Schedule of Portfolio Investments as of January 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Global Select Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 97.5%
China — 0.6%
NXP Semiconductors NV	42,238	8,894,056
Denmark — 2.2%
Novo Nordisk A/S, Class B	299,718	34,259,105
Finland — 0.5%
Nordea Bank Abp	693,674	8,548,761
France — 5.6%
Legrand SA	202,014	19,578,322
LVMH Moet Hennessy Louis Vuitton SE	49,244	40,973,912
Safran SA	46,099	8,607,090
Vinci SA	144,821	18,294,128
		87,453,452
Germany — 1.7%
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	36,580	15,572,803
RWE AG	295,432	10,909,017
		26,481,820
Hong Kong — 0.5%
AIA Group Ltd.	486,000	3,811,416
Hong Kong Exchanges & Clearing Ltd.	143,700	4,356,812
		8,168,228
India — 0.5%
HDFC Bank Ltd., ADR	130,931	7,265,361
Japan — 2.1%
Hoya Corp.	30,500	3,874,390
Japan Exchange Group, Inc.	273,600	6,055,238
Shin-Etsu Chemical Co. Ltd.	439,900	17,315,429
Tokio Marine Holdings, Inc.	222,200	5,858,843
		33,103,900
Mexico — 0.4%
Wal-Mart de Mexico SAB de CV	1,447,585	5,979,073
Netherlands — 4.0%
ASML Holding NV	57,029	49,477,685
Shell plc	419,797	13,014,684
		62,492,369
Singapore — 0.7%
DBS Group Holdings Ltd.	439,800	10,416,796
South Korea — 0.8%
Samsung Electronics Co. Ltd.	229,214	12,454,765
Sweden — 0.0% ^
Volvo AB, Class B	8,448	202,459
Switzerland — 1.4%
UBS Group AG (Registered)	436,985	13,080,107
Zurich Insurance Group AG	18,879	9,592,222
		22,672,329

JPMorgan Global Select Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Taiwan — 2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	407,040	45,979,238
United Kingdom — 2.3%
AstraZeneca plc	115,639	15,331,054
RELX plc	275,913	11,388,053
SSE plc	481,204	10,248,658
		36,967,765
United States — 71.3%
AbbVie, Inc.	115,709	19,022,560
Adobe, Inc. *	28,592	17,663,566
Advanced Micro Devices, Inc. *	69,865	11,715,662
Amazon.com, Inc. *	530,749	82,372,245
Analog Devices, Inc.	150,825	29,012,697
Apple, Inc.	139,124	25,654,466
AutoZone, Inc. *	3,614	9,982,338
Bank of America Corp.	500,683	17,028,229
Boston Scientific Corp. *	105,021	6,643,628
Charles Schwab Corp. (The)	122,526	7,709,336
Chevron Corp.	123,683	18,234,585
CME Group, Inc.	189,764	39,061,022
Coca-Cola Co. (The)	560,371	33,336,471
ConocoPhillips	68,508	7,663,990
Deere & Co.	81,402	32,038,199
Dow, Inc.	238,357	12,775,935
EOG Resources, Inc.	93,221	10,607,617
Exxon Mobil Corp.	227,753	23,415,286
Hilton Worldwide Holdings, Inc.	117,847	22,504,063
Honeywell International, Inc.	76,237	15,419,696
Johnson & Johnson	125,129	19,882,998
Marriott International, Inc., Class A	312	74,796
Mastercard, Inc., Class A	114,820	51,580,589
McDonald's Corp.	119,563	34,998,481
Meta Platforms, Inc., Class A *	97,669	38,104,584
Microsoft Corp.	290,213	115,382,884
Nestle SA (Registered)	151,733	17,290,067
NextEra Energy, Inc.	420,198	24,636,209
NVIDIA Corp.	110,000	67,679,700
O'Reilly Automotive, Inc. *	6,030	6,168,991
Progressive Corp. (The)	219,225	39,076,856
Prologis, Inc., REIT	246,620	31,244,288
Public Service Enterprise Group, Inc.	150,044	8,701,051
Regeneron Pharmaceuticals, Inc. *	28,321	26,700,472
Roche Holding AG	41,237	11,740,848
Ross Stores, Inc.	80,055	11,230,115
S&P Global, Inc.	17,459	7,827,743
Southern Co. (The)	127,526	8,865,607
Stryker Corp.	30,554	10,250,256
TJX Cos., Inc. (The)	169,758	16,111,732

JPMorgan Global Select Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Uber Technologies, Inc. *	532,064	34,727,817
UnitedHealth Group, Inc.	105,986	54,237,276
US Bancorp	80,379	3,338,944
Wells Fargo & Co.	219,511	11,015,062
Yum! Brands, Inc.	188,953	24,467,524
		1,117,196,481
Total Common Stocks (Cost $1,416,897,141)		1,528,535,958
Short-Term Investments — 0.6%
Investment Companies — 0.6%
JPMorgan Prime Money Market Fund Class IM Shares, 5.47% (a) (b)(Cost $10,161,637)	10,155,034	10,162,143
Total Investments — 98.1% (Cost $1,427,058,778)		1,538,698,101
Other Assets Less Liabilities — 1.9%		29,024,057
NET ASSETS — 100.0%		1,567,722,158

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2024.

JPMorgan Global Select Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	13.8%
Software	8.6
Broadline Retail	5.4
Hotels, Restaurants & Leisure	5.3
Pharmaceuticals	5.3
Capital Markets	5.1
Insurance	4.8
Oil, Gas & Consumable Fuels	4.7
Banks	3.7
Health Care Providers & Services	3.5
Financial Services	3.3
Biotechnology	3.0
Electric Utilities	2.8
Specialty Retail	2.8
Textiles, Apparel & Luxury Goods	2.7
Technology Hardware, Storage & Peripherals	2.5
Interactive Media & Services	2.5
Ground Transportation	2.3
Beverages	2.2
Machinery	2.1
Industrial REITs	2.0
Chemicals	2.0
Health Care Equipment & Supplies	1.3
Electrical Equipment	1.3
Construction & Engineering	1.2
Food Products	1.1
Industrial Conglomerates	1.0
Others (each less than 1.0%)	3.0
Short-Term Investments	0.7

JPMorgan Global Select Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
China	$8,894,056	$—	$—	$8,894,056
Denmark	—	34,259,105	—	34,259,105
Finland	—	8,548,761	—	8,548,761
France	—	87,453,452	—	87,453,452
Germany	—	26,481,820	—	26,481,820
Hong Kong	—	8,168,228	—	8,168,228
India	7,265,361	—	—	7,265,361
Japan	—	33,103,900	—	33,103,900

JPMorgan Global Select Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Mexico	$5,979,073	$—	$—	$5,979,073
Netherlands	—	62,492,369	—	62,492,369
Singapore	—	10,416,796	—	10,416,796
South Korea	—	12,454,765	—	12,454,765
Sweden	—	202,459	—	202,459
Switzerland	—	22,672,329	—	22,672,329
Taiwan	45,979,238	—	—	45,979,238
United Kingdom	—	36,967,765	—	36,967,765
United States	1,088,165,566	29,030,915	—	1,117,196,481
Total Common Stocks	1,156,283,294	372,252,664	—	1,528,535,958
Short-Term Investments
Investment Companies	10,162,143	—	—	10,162,143
Total Investments in Securities	$1,166,445,437	$372,252,664	$—	$1,538,698,101
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2024	Shares at January 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.47% (a) (b)	$10,930,514	$49,992,457	$50,763,813	$2,656	$329	$10,162,143	10,155,034	$144,609	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2024.